LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Schedule of component lease receivables

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Current
Account receivable - Operating lease	38,266	13,318	2,090
Account receivable - Sales-type lease	1,195	1,010	158
Net investment in direct financing leases	25,045	2,699	424

Non-current
Net investment in direct financing leases	13,720	4,796	753

Total	78,226	21,823	3,425

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2021
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	5,210	818	1,361	214	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	5,210	818	—	—	—	—

Lease income relating to lease payments					35,913	5,635
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	33,793	5,303

	For the Year Ended December 31, 2020
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	4,130	633	2,929	449	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	4,130	633	—	—	—	—

Lease income relating to lease payments					45,847	7,026
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	38,999	5,977

Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Minimum lease payments to be received	41,304	8,384	1,317
Unearned income	(2,539)	(889)	(140)
Net investment in direct financing leases	38,765	7,495	1,177
Current	25,045	2,699	424
Non-current	13,720	4,796	753
Total	38,765	7,495	1,177

Schedule of future minimum lease payments to be received from such non-cancelable direct financing leases

	Future minimum
	direct financing lease payments
	RMB	US$
2022	3,239	510
2023	3,022	474
2024	2,123	333
2025	—	—
2026	—	—
Above 5 years	—	—

Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

	Future minimum
	operating lease payments
	RMB	US$
2022	2,396	376
2023	1,996	313
2024	1,796	282
2025	96	15
2026	96	15
Above 5 years	112	18

Schedule of components of lease cost

	For the year ended December 31, 2021
	RMB	US$
Operating lease cost	31,131	4,885
Short term lease cost	399	63

Total	31,530	4,948

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2021
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	23,805	3,736
ROU assets obtained in exchange for operating lease liabilities*	115,657	18,149
Weighted-average remaining lease terms (in years)	6	6
Weighted-average discount rate	5.74%	5.74%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2021. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2022	35,074	5,504
2023	26,291	4,126
2024	22,708	3,563
2025	23,057	3,618
2026	22,891	3,592
Thereafter	210,849	33,087
Total future lease payments	340,870	53,491
Less: Imputed interest	106,161	16,660
Total lease liability balance	234,709	36,831

Schedule of prepaid land lease payments

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	463,992	463,992	72,810
Less: accumulated amortization	(37,475)	(47,096)	(7,390)
Net carrying value	426,517	416,896	65,420

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2022	9,621	1,510
2023	9,621	1,510
2024	9,621	1,510
2025	9,621	1,510
2026	9,621	1,510